Redeemable Noncontrolling Interests - Summary Of Redeemable Noncontrolling Interests (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interests, Begining Balance	¥ 107,490	$ 15,140	¥ 30,000
Issuance of subsidiary shares	0	0	70,000
Accretion of redeemable noncontrolling interests	8,600	1,211	7,490
Redeemable Noncontrolling Interests, Ending Balance	¥ 116,090	$ 16,351	¥ 107,490